Property and equipment, net (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	September 30, 2024	September 30, 2023

Automobiles	$49,151	$47,276
Leasehold improvement	159,678	153,585
Subtotal	208,829	200,861
Less: accumulated depreciation	(81,002)	(42,466)
Property and equipment, net	$127,827	$158,395